Shareholder Report, Holdings (Details) - Mundoval Fund	Jun. 30, 2026
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	25.45%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.75%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.42%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.72%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	12.37%
Alphabet, Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.74%
Mastercard Incorporated Class A
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.01%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.93%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.88%
LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Berkshire Hathaway Inc. Class B
Holdings [Line Items]
Percent of Net Asset Value	2.77%